Stockholders' Equity (Detail) - Stock Options Activity (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Sep. 30, 2012	Dec. 31, 2010		Dec. 31, 2009
Outstanding, January 1, 2012			3,679,977	669,777		599,875
Outstanding, January 1, 2012 (in Dollars per share)			$ 2.05	$ 4.28		$ 3.62
Granted	100,000	300,000	2,797,400	3,246,450	[1]	93,402	[1]
Granted (in Dollars per share)		$ 1.63	$ 1.02	$ 1.80	[1]	$ 9.64	[1]
Exercised, including 16,000 shares withheld on net settled exercises			(30,000)			3,333
Exercised, including 16,000 shares withheld on net settled exercises (in Dollars per share)			$ 1.80			$ 3.20
Forfeited			(315,250)
Forfeited (in Dollars per share)			$ 2.16
Outstanding, September 30, 2012			6,132,127	3,762,477		669,777
Outstanding, September 30, 2012 (in Dollars per share)			$ 1.58	$ 2.11		$ 4.28

[1]	All options granted during the years ended December 31, 2009 and 2010 were granted with exercise prices of $9.64 and $1.80 per share, respectively, which was deemed to be the fair market value of the Company's stock on the date of grant.